Regulatory Capital (Schedule of Future Basel III Capital Requirements) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio	4.00%	4.00%
Tier 1 capital ratio	4.00%	4.00%
Tier 2	4.00%
Total capital ratio	8.00%	8.00%
Scenario, Forecast, Year One [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	0.625%
Scenario, Forecast, Year Two [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	1.25%
Scenario, Forecast, Year Three [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	1.875%
Scenario, Forecast, Final [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio	4.00%
Common equity tier 1 capital (CET1) ratio	4.50%
Additional tier 1	1.50%
Tier 1 capital ratio	6.00%
Tier 2	2.00%
Total capital ratio	8.00%
Capital Conservation Buffer	2.50%